Leases (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 7.2
Lease liabilities	$ 28.0	$ 34.3